Defined Contribution Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Defined contribution plan, employer discretionary contribution amount	$ 55,000	$ 87,000